SHARE CAPITAL, Warrants (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Number of Warrants [Roll Forward]
Ending balance (in shares) | shares	1,227,477
Weighted Average Exercise Price [Roll Forward]
Ending balance (in dollars per share) | $ / shares	$ 0.15
Warrants [Member]
Number of Warrants [Roll Forward]
Beginning balance (in shares) | shares	1,884,477	12,112,313
Exercised (in shares) | shares	(657,000)	(200,000)
Expired (in shares) | shares		(10,027,836)
Ending balance (in shares) | shares	1,227,477	1,884,477
Weighted Average Exercise Price [Roll Forward]
Beginning balance (in dollars per share) | $ / shares	$ 0.15	$ 0.23
Exercised (in dollars per share) | $ / shares	0.15	0.15
Expired (in dollars per share) | $ / shares		0.29
Ending balance (in dollars per share) | $ / shares	$ 0.15	$ 0.15